Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC General reserve fund Foreign invested enterprise	Dec. 31, 2014 PRC Statutory surplus reserve Domestic enterprise	Dec. 31, 2014 Electronics and home appliance products CNY	Dec. 31, 2013 Electronics and home appliance products CNY	Dec. 31, 2012 Electronics and home appliance products CNY	Dec. 31, 2014 General merchandise products CNY	Dec. 31, 2013 General merchandise products CNY	Dec. 31, 2012 General merchandise products CNY
Revenue
Online direct sales	$ 17,494,965,000	108,549,258,000	67,017,977,000	40,334,551,000			90,890,026,000	56,814,078,000	34,011,756,000	17,659,232,000	10,203,899,000	6,322,795,000
Fulfillment
Shipping cost		4,077,586,000	2,068,781,000	1,615,912,000
Marketing
Advertising costs		2,780,642,000	1,491,467,000	1,015,991,000
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)					10.00%
Maximum percentage of statutory general reserve related to entity's registered capital					50.00%
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)						10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital						50.00%
Appropriations of statutory reserves		12,361,000	810,000	1,838,000
Appropriations to other reserve funds		0	0	0
Customer incentives and loyalty programs
Types of Discounted Coupons	2	2